Property, plant and equipment - Narrative (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right of use Assets	$ 3,618,000,000
Gross depreciation of right of use (RoU) assets	636,000,000
Additions to RoU assets	167,000,000
Exploration and development assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross depreciation of right of use (RoU) assets	$ 158,000,000